NOTE PAYABLE – RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Note Payable Related Party
NOTE PAYABLE – RELATED PARTY

NOTE 5 NOTE PAYABLE – RELATED PARTY

Between June 6, 2016, and December 1, 2020 the Company received a total of $1,657,000 in loans from its founder and CEO. Pursuant to the terms of the loans, the advances bear an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its founder and CEO.

Total loan payable to the founder and CEO for as of September 30, 2024, is $1,617,000.

Total loan payable to the founder and CEO as of December 31, 2023, is $1,617,000.

During the nine months ended September 30, 2024, the Company recorded $60,693 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $43,216. As of September 30, 2024, total interest payable is $289,930.

During the nine months ended September 30, 2023, the Company recorded $60,472 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $41,962. As of September 30, 2023, total interest payable is $246,714.

NOTE 5 NOTE PAYABLE – RELATED PARTY

Between June 6, 2016, and December 1, 2020 the Company received a total of $1,657,000 in loans from its founder and CEO. Pursuant to the terms of the loans, the advances bear an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its founder and CEO.

Total loan payable to the founder and CEO for as of December 31, 2023 is $1,617,000.

Total loan payable to the founder and CEO as of December 31, 2022 is $1,617,000.

During the year ended December 31, 2023, the Company recorded $80,851 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $56,050. As of December 31, 2023, total interest payable is $246,714.

During the year ended December 31, 2022, the Company recorded $80,849 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $54,755. As of December 31, 2022, total interest payable was $107,882.